Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events	Subsequent events
Long-term debt

On January 15, 2025, the Company announced the commencement of an offer to purchase for cash any and all of its outstanding 2027 Notes.

The table below summarizes certain payment terms for the Notes:

Senior Note	Outstanding principal amount (i)	Tender Offer Consideration (ii)	Tender Offer Expiration Date
2027 Notes	$385,986	$1,000	January 23, 2025

(i) $6,721 of repurchases held by Arcos Dorados BV included.
(ii) Expressed as whole number.

Furthermore, on January 29, 2025, the Company’s subsidiary ADBV (the “Issuer”) issued Senior Notes for an aggregate principal amount of $600 million which matures in 2032 (the "2032 Notes"). Interest on the notes will accrue at a rate of 6.375% per annum.

As a result, the proceeds from 2032 Notes were used to fund the cash tender offer redeemed on January 29, 2025 consisting of 35.27% of its outstanding principal of 2027 Notes for a total amount of $136,145 plus accrued and unpaid interest and will be used to redeem all of its outstanding 2027 Notes and for general corporate purposes. Periodic payments of principal are not required and interest is paid semi-annually commencing on July 29, 2025. The 2032 Notes are guaranteed on a senior unsecured basis by the Company and certain of its subsidiaries.

Moreover, on February 28, 2025 the Company announced its intent to redeem all of its outstanding 5.875% Notes due 2027 at a redemption price equal to 100% plus accrued and unpaid interest on April 4, 2025.

Short-term debt

During February 2025, the Company repaid $23,500 of its short-term debt, including $4,500 of its revolving credit facility debt with J.P. Morgan.

Dividend distribution
Additionally, on March 11, 2025, the Company approved a dividend distribution to all Class A and Class B shareholders of $0.24 per share to be paid in four installments, as follows: $0.06 per share in March 27, June 27, September 26 and December 26, 2025, respectively